Intangible assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross			$ 19,762	$ 19,528	$ 21,156
Less: Accumulated amortization			2,263	1,255	198
Impairment			4,379	4,358	0
Intangible assets, net of accumulated amortization	$ 11,920		13,120	13,915	20,958
Amortization expense	$ 522	$ 535	970	1,100	137
Software licenses | Utrophin program acquired
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross			4,379	4,358	4,708
Impairment				4,400
Software licenses | Discuva platform acquired
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross			14,070	14,002	15,125
Option over non-financial assets
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross			881	877	947
Other patents and licenses
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross			$ 432	$ 291	$ 376